Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 28, 2016
Registrant Name	Trust for Advised Portfolios
Central Index Key	0001261788
Amendment Flag	false
Document Creation Date	Mar. 28, 2016
Document Effective Date	Mar. 28, 2016
Prospectus Date	Mar. 28, 2016
Ziegler Floating Rate Fund | Class A
Prospectus:
Trading Symbol	ZFLAX
Ziegler Floating Rate Fund | Class C
Prospectus:
Trading Symbol	ZFLCX
Ziegler Floating Rate Fund | Institutional Class
Prospectus:
Trading Symbol	ZFLIX